Goodwill - Changes in carrying amount (Details) - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Begining Balance	$ 52,711,000
Change arising from impact of foreign currency		$ 344,000
Ending Balance	69,333,000	52,711,000
Adcole Acquisition
Goodwill [Roll Forward]
Goodwill arising from acquisition		21,525,000
DSS Acquisition
Goodwill [Roll Forward]
Measurement period adjustment	(85,000)
Goodwill arising from acquisition		3,984
Ending Balance	3,899,000
MIS Acquisition
Goodwill [Roll Forward]
Measurement period adjustment	(512,000)
Goodwill arising from acquisition		15,320,000
Ending Balance	14,808,000
Roccor Acquisition
Goodwill [Roll Forward]
Measurement period adjustment	(684,000)
Goodwill arising from acquisition		6,725,000
Ending Balance	6,041,000
LoadPath Acquisition
Goodwill [Roll Forward]
Goodwill arising from acquisition		$ 4,813,000
Oakman acquisition
Goodwill [Roll Forward]
Goodwill arising from acquisition	6,866,000
DPSS acquisition
Goodwill [Roll Forward]
Goodwill arising from acquisition	11,148,000
Change arising from impact of foreign currency	$ (111,000)